UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               --------------

Check here if Amendment [ ];               Amendment Number:
 This Amendment (Check only one.):         [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lane Five Capital Management LP
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Address:   1122 Kenilworth Drive, Suite 313
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           Towson, MD 21204
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Form 13F File Number:  028-12834
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott J. Liotta
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Title:     Chief Financial Officer
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Phone:     443-921-2060
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Signature, Place, and Date of Signing:

   /s/ Scott J. Liotta             Towson, Maryland           August 13, 2012
   ----------------------      ------------------------      ------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:         24
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Form 13F Information Table Value Total:     97,430
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                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

              FORM 13F INFORMATION TABLE AS OF June 30, 2012

                                                               SHARES/
                                  TITLE              VALUE      PRN    SH/   PUT/   INVESMENT    OTHER  VOTING AUTHORITY
DESCRIPTION                       OF CLASS  CUSIP    X1000     AMOUNT  PRN   CALL   DISCRETION MANAGERS  SOLE SHARES NONE
-----------                      --------   -----    ------    ------  ---   ----  ----------  -------- ---- ------ ----
Ambassadors Group Inc.           Common  023177108   6,468   1,190,000  SH            SOLE        No  1,190,000
American Public Education, Inc.  Common  02913V103   3,942     123,194  SH            SOLE        No    123,194
Apollo Group Inc-Cl A            Common  037604105   1,381      38,171  SH            SOLE        No     38,171
Berkshire Hills Bancorp Inc      Common  084680107   1,413      64,244  SH            SOLE        No     64,244
Bridgepoint Education Inc.       Common  10807M105   3,112     142,740  SH            SOLE        No    142,740
Capitol Fed Financing Inc.       Common  14057J101   2,677     225,364  SH            SOLE        No    225,364
Corinthian Colleges Inc.         Common  218868107   5,838   2,020,090  SH            SOLE        No  2,020,090
DeVry Inc.                       Common  251893103   3,412     110,185  SH            SOLE        No    110,185
DirecTV                          Common  25490A101   5,683     116,420  SH            SOLE        No    116,420
Healthsouth Corp              Common-New 421924309   4,072     175,087  SH            SOLE        No    175,087
ITT Educational Services Inc.    Common  45068B109   2,360      38,850  SH            SOLE        No     38,850
Learning Tree International Inc. Common  522015106   2,513     576,378  SH            SOLE        No    576,378
Markel Corp                      Common  570535104   6,144      13,910  SH            SOLE        No     13,910
Market Leader, Inc.              Common  57056R103   5,056     995,222  SH            SOLE        No    995,222
Mastercard Inc.                  Common  57636Q104   5,080      11,812  SH            SOLE        No     11,812
Medcath Corporation              Common  58404W109   3,332     446,067  SH            SOLE        No    446,067
Monotype Imaging Holdings Inc    Common  61022P100   6,152     366,820  SH            SOLE        No    366,820
Quicksilver Inc.                 Common  74838C106   3,018   1,295,127  SH            SOLE        No  1,295,127
Republic Services Inc.           Common  760759100   3,097     117,034  SH            SOLE        No    117,034
SBA Communications Corp Cl A     Common  78388J106   4,775      83,696  SH            SOLE        No     83,696
Skechers USA Inc.                Common  830566105   3,981     195,460  SH            SOLE        No    195,460
TIVO Inc.                        Common  888706108   1,248     151,100  SH            SOLE        No    151,100
Viacom Inc. - Class B            Common  92553P201   3,997      85,000  SH            SOLE        No     85,000
Williams Controls Inc.        Common-New 969465608   8,679     717,325  SH            SOLE        No    717,325
                                                    97,430   9,299,296                                9,299,296
